Accrued expenses and other liabilities	12 Months Ended
Mar. 31, 2019
Accrued expenses and other liabilities
Accrued expenses and other liabilities

10.         Accrued expenses and other liabilities

	At March 31,
	2019	2018	2017
	€M	€M	€M
Accruals	320.8	445.5	348.0
Indirect tax and duties	709.0	648.4	576.4
Unearned revenue	1,962.3	1,408.3	1,332.8
	2,992.1	2,502.2	2,257.2

Indirect tax and duties comprises:

	At March 31,
	2019	2018	2017
	€M	€M	€M
PAYE (payroll taxes)	20.1	15.7	9.5
Other tax (principally air passenger duty in various countries)	688.9	632.7	566.9
	709.0	648.4	576.4